Disaggregation of revenues by product type and business segment - based on IFRS 15 (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€)
Total Consolidated Segments [Domain Member]
Major type of services: [Abstract]
Commissions for administration	€ 568
Commissions for assets under management	3,436
Commissions for other securities	335
Underwriting and advisory fees	1,696
Brokerage fees	2,238
Commissions for local payments	1,460
Commissions for foreign commercial business	621
Commissions for foreign currency/exchange business	15
Commissions for loan processing and guarantees	981
Intermediary fees	493
Fees for sundry other customer services	1,076
Total fee and commissions income	12,921
Gross expense	(2,882)
Net fees and commissions	10,039
Corporate & Investment Bank [Member]
Major type of services: [Abstract]
Commissions for administration	292
Commissions for assets under management	45
Commissions for other securities	302
Underwriting and advisory fees	1,708
Brokerage fees	1,223
Commissions for local payments	414
Commissions for foreign commercial business	485
Commissions for foreign currency/exchange business	7
Commissions for loan processing and guarantees	690
Intermediary fees	3
Fees for sundry other customer services	730
Total fee and commissions income	5,898
Private & Commercial Bank [Member]
Major type of services: [Abstract]
Commissions for administration	257
Commissions for assets under management	261
Commissions for other securities	30
Underwriting and advisory fees	17
Brokerage fees	933
Commissions for local payments	1,047
Commissions for foreign commercial business	137
Commissions for foreign currency/exchange business	8
Commissions for loan processing and guarantees	291
Intermediary fees	478
Fees for sundry other customer services	229
Total fee and commissions income	3,688
Asset Management [Member]
Major type of services: [Abstract]
Commissions for administration	22
Commissions for assets under management	3,131
Commissions for other securities	2
Underwriting and advisory fees	(1)
Brokerage fees	82
Commissions for local payments	0
Commissions for foreign commercial business	0
Commissions for foreign currency/exchange business	0
Commissions for loan processing and guarantees	0
Intermediary fees	0
Fees for sundry other customer services	117
Total fee and commissions income	3,352
Corporate & Other [Member]
Major type of services: [Abstract]
Commissions for administration	(3)
Commissions for assets under management	0
Commissions for other securities	0
Underwriting and advisory fees	(28)
Brokerage fees	0
Commissions for local payments	(1)
Commissions for foreign commercial business	(1)
Commissions for foreign currency/exchange business	0
Commissions for loan processing and guarantees	1
Intermediary fees	12
Fees for sundry other customer services	0
Total fee and commissions income	€ (18)